Regulatory framework (Details Narrative) - ARS ($) $ in Millions		12 Months Ended
	Jan. 14, 2021	Dec. 31, 2021
Reserve Quantities [Line Items]
Term of concession		95 years
Concession area amounted		$ 2,126
Description of date of issuance		the Company has used a total of $ 1,794.1 (which at the purchasing power of the currency at December 31, 2021 amounts to $ 2,059.8), $ 294.1 of which has not yet been credited, relating to the reports on progress of the works performed.
Nonadjusting events after reporting period member
Reserve Quantities [Line Items]
Description of disbursement payments	On January 14, 2021, the Company received a first disbursement for $ 1,500, which was placed into low-risk money market funds, which accrued holding results throughout the fiscal year. As of December 31, 2021, negotiations are underway between the Company and the ENRE concerning the other disbursements stipulated in the agreement, which total an additional $1,000 relating to the second and third disbursements, plus a fourth disbursement in accordance with that which the ENRE will validate and inform about the vulnerable neighborhoods’ total consumption between August and December 2020.
Wholesale electricity market member
Reserve Quantities [Line Items]
Description of consumption of energy, power, interest and/or penalties		accordance with the conditions to be set out by the application authority, which may provide for credits equivalent to up to five times the monthly average bill or to sixty-six percent of the existing debt, whereas the remaining debt is to be paid in up to sixty monthly installments, with a grace period of up to six months, and at the rate in effect in the MEM, reduced by fifty percent.
P e s a1 member
Reserve Quantities [Line Items]
Share capital percentag		51.00%